Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of stock by class	ASML’s authorized share capital amounts to €126.0 million and is divided into:

Type of shares	Number of shares	Nominal value	Votes per share
Cumulative preference shares	700,000,000	€0.09 per share	1
Ordinary shares	700,000,000	€0.09 per share	1
The issued and fully paid-up ordinary shares with a nominal value of €0.09 each were as follows:

Year ended December 31	2023	2024	2025
Issued ordinary shares with nominal value of €0.09	393,421,721	393,283,720	385,417,665
Issued ordinary treasury shares with nominal value of €0.09	6,162,857	546,972	2,730,009
Total issued ordinary shares with nominal value of €0.09	399,584,578	393,830,692	388,147,674

Accelerated share repurchases	The following table provides a summary of shares repurchased by ASML in 2025:

Period	Total number of shares purchased	Average price paid per Share (€)	Total number of shares purchased under programs	Maximum value of shares that may yet be purchased (€ millions)
January 1 – 31, 2025	181,400	714.60	181,400	10,170.4
February 1 – 28, 2025	1,819,703	712.36	2,001,103	8,874.1
March 1 – 31, 2025	2,067,246	658.42	4,068,349	7,513.0
April 1 – 30, 2025	1,390,673	583.36	5,459,022	6,701.7
May 1 – 31, 2025	398,170	648.62	5,857,192	6,443.4
June 1 – 30, 2025	385,453	669.72	6,242,645	6,185.3
July 1 – 31, 2025	200,024	676.40	6,442,669	6,050.0
August 1 – 31, 2025	—	—	6,442,669	6,050.0
September 1 – 30, 2025	—	—	6,442,669	6,050.0
October 1 – 31, 2025	483,439	897.81	6,926,108	5,616.0
November 1 – 30, 2025	816,582	885.88	7,742,690	4,892.6
December 1 – 31, 2025	580,630	934.45	8,323,320	4,350.0
Total	8,323,320	714.86